Non-controlling interests	12 Months Ended
Dec. 31, 2025
Non-controlling interests [abstract]
Non-controlling interests
17.	Non-controlling interests

Through the License Agreement, Quantum acquired 34.66% of Unbuzzd on July 31, 2023. As of December 31, 2025, the Company has a 19.84% (December 31, 2024 – 22.95%) ownership interest in Unbuzzd through Unbuzzd Common Shares. The non-controlling interest represents the Unbuzzd Common Shares not attributable to the Company.

Reconciliation of non-controlling interest is as follows:

$
Balance, December 31, 2023	(327,501)
Net loss for the year	(712,805)
Balance, December 31, 2024	(1,040,306)
Net loss for the year	(781,554)
Balance, December 31, 2025	(1,821,860)

The consolidated financial statements incorporate the assets and liabilities of Unbuzzd as of December 31, 2025.